Non-life and Life and Health Reserves - Reconciliation of claims development to liability (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Reinsurance recoverable on paid and unpaid losses		$ 901,063	$ 889,021
Gross liability at end of year		11,395,321	10,363,383
Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		1,843,671
Casualty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		5,286,683
Specialty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		3,106,570
Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		10,236,924
Other liabilities		376,067
Net liability at end of year		10,612,991	9,608,588	$ 9,044,430	$ 9,382,174
Reinsurance recoverable on paid and unpaid losses		782,330	754,795	850,946	719,998
Gross liability at end of year		11,395,321	$ 10,363,383	$ 9,895,376	$ 10,102,172
Non Life | Unallocated loss expenses
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		186,523
Non Life | US Health net reserves
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities	[1]	188,879
Non Life | Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		665
Non Life | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		1,843,671
Reinsurance recoverable on paid and unpaid losses		327,935
Non Life | Casualty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		5,286,683
Reinsurance recoverable on paid and unpaid losses		166,494
Non Life | Specialty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		3,106,570
Reinsurance recoverable on paid and unpaid losses		$ 287,901

[1]	U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.